Risks and Concentration	12 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
Risks and Concentration
4.	Risks and Concentration
(a) Foreign currency exchange rate risk
The Company may experience economic losses and negative impacts on earnings and equity as a result of fluctuations in the exchange rate between the US$ and the RMB. The depreciation of RMB against US$ was approximately 6.3% in 2020. The depreciation of RMB against US$ was approximately 2.3% in 2021. It is difficult to predict how market forces or the PRC or the U.S. government policy may impact the exchange rate between RMB and US$ in the future.

(b) Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s interest rate risk arises primarily from long-term borrowings. Borrowings issued at variable rates and fixed rates expose the Company to cash flow interest rate risk and fair value interest rate risk respectively.
(c) Concentration of credit risk
Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents, short-term investment, accounts receivable and amounts due from related parties. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents and short-term investment with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these financial institutions have high credit quality.
Accounts receivable are typically unsecured and are derived from revenue earned through third-party consumers. The Company conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.
(d) Concentration of customers and suppliers
Substantially all revenue was derived from customers located in China. There are no customers from whom revenues individually represent greater than 10% of the total revenues of the Company in any of the periods presented.
The information of the supplier with greater than 10% of the total purchases of the Company for the years ended March 31, 2020, 2021 and 2022 was as follows:

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB

Royal Canin China Co., Ltd.	24%	19%	17%